SHORT-TERM AND LONG-TERM BANK BORROWINGS	12 Months Ended
Dec. 31, 2025
SHORT-TERM AND LONG-TERM BANK BORROWINGS
SHORT-TERM AND LONG-TERM BANK BORROWINGS

9.    SHORT-TERM AND LONG-TERM BANK BORROWINGS

As of December 31, 2024 and 2025, the Group had credit facilities of RMB3,023.6 million and RMB3,889.3 (approximately US$555.1 million), respectively, all of which were onshore credit facilities. The credit facilities had remaining terms ranging from 1 months to 55 months as of December 31, 2025. The credit facilities in general bear interest based on the Loan Prime Rate (“LPR”) published by the National Interbank Funding Centre of the PRC. As of December 31, 2024 and 2025, the Group had unused credit facilities of approximately RMB2,595.0 million and RMB3,868.2 million, respectively that were uncommitted.

As of December 31, 2024, the Group had (i) an outstanding unsecured short-term bank borrowing of RMB300.0 million, which was repayable within one year and charged interest rate of 2.50% per annum; and (ii) an outstanding secured long-term bank borrowing of RMB33.6 million with a five-year loan term and 2.54% interest rate per annum, which was guaranteed by the Company’s subsidiary Luckin China and secured by a land use right of the Group with carrying amount of RMB77.6 million as of December 31, 2024. Both of the borrowings were subject to quarterly interest payment and the principal repayment at maturity or at early repayment. Both of the borrowings were early repaid in 2025, and there were no outstanding bank borrowings as of December 31, 2025.